Securities (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value of Preferred stock	$ 23
Securities (Textual) [Abstract]
The tax provision related to net realized gains and losses	0	73	225
Fair value of pledged securities	66,528	63,941
Securities held by one issuer	0	0
Share holdings of U.S. government and its agencies	Greater than 10%	Greater than 10%
FHLMC [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value of Preferred stock	$ 31	$ 20